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                        Century Capital Management Trust
                               One Liberty Square
                           Boston, Massachusetts 02109


                                  March 5, 2003


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re: Century Capital Management Trust (Reg. No. 333-86067;
             File No. 811-09561)

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Century Capital Management Trust (the "Master Trust"), hereby certifies that the forms of Prospectuses and Statements of Additional Information of each of the Century Shares Trust and Century Small Cap Select Fund series of the Master Trust that would have been filed pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 9 to the Master Trust's Registration Statement on Form N-1A under the Securities Act of 1933 (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 28, 2003.

         Comments or questions concerning this certificate may be directed to the undersigned at (617) 428-3060 or to John W. Pickett, Esq. of Palmer & Dodge LLP, counsel to the Master Trust, at (617) 239-0425.

                                   Sincerely,

                                   CENTURY CAPITAL MANAGEMENT TRUST

                                   By:      /s/  Alexander L. Thorndike
                                        --------------------------------
                                            Alexander L. Thorndike
                                            Vice President

cc:      Matthew C. Dallett, Esq.
         John W. Pickett, Esq.